Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Notes payable to related parties			$ 300,000
Unamortized discount		$ 100,000				$ 100,000
Accounts payable and accrued liabilities to related parties		2,621,940	1,928,471		$ 51,125	2,621,940
Number of shares issued to common stock	30,000
Stock-based compensation expense		$ 2,000,000	417,462		$ 57,201	$ 4,624,708
Other Related Party [Member]
Principal balance			584,168
Unamortized discount			$ 30,000
Executives [Member]
Number of shares issued to common stock			205,000
Stock-based compensation expense			$ 205,000
Other Employees [Member]
Number of shares issued to common stock			0
Stock-based compensation expense			$ 0